Income Taxes - Income Taxes Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income tax relating to components of other comprehensive income [abstract]
Current taxes	$ 0	$ 0	$ 0
Unrealized gain/(loss) on cash flow hedging derivatives	(4,344)	2,698	1,089
Pension liability	67	148	(248)
Total income tax recognized directly in other comprehensive income	$ (4,277)	$ 2,846	$ 841